Bank Loans - Schedule of Movement of Bank Loans (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Bank Loans [Abstract]
Beginning balance	$ 81,253	$ 55,791
Additions	27,636	36,331
Repayments	(28,395)	(27,190)
Foreign currency translation adjustment	2,590	265
Total	$ 83,084	$ 65,197